Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	$ 469	¥ 44,097	¥ 44,047	¥ 46,706
Provision for doubtful accounts, net of reversal	19	1,745	5,843	1,806
Write-offs	(5)	(457)	(699)	(2,690)
Other	8	759	(5,094)	(1,775)
Allowance for doubtful accounts at end of year	$ 491	¥ 46,144	¥ 44,097	¥ 44,047